Guarantees, commitments and risks - Capital investment and capital expenditure commitments (Details) € in Millions	Dec. 31, 2022 EUR (€)
Guarantees, commitments and risks
Committed projects	€ 23,850
within 1 year
Guarantees, commitments and risks
Committed projects	8,080
Later than one year and not later than two years
Guarantees, commitments and risks
Committed projects	6,093
Later than two years and not later than three years
Guarantees, commitments and risks
Committed projects	3,845
Later than three years and not later than four years
Guarantees, commitments and risks
Committed projects	2,047
Later than four years
Guarantees, commitments and risks
Committed projects	3,785
Not later than four years
Guarantees, commitments and risks
Expected capital investment and capital expenditure	€ 37,000